Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate assets	$ 1,936.8	$ 1,852.3
Right-of-use assets	7.2	5.3
Total	$ 1,944.0	$ 1,857.6